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Diamond Hill Small Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						$ 10,000												$ 11,335							$ 12,386					$ 11,702				$ 9,424			$ 15,244				$ 13,524			$ 16,052			$ 18,053			$ 19,467			$ 28,156
Diamond Hill Small Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												11,365							12,461					11,804				9,538			15,469				13,763			16,381			18,473			19,979			28,982
Diamond Hill Small Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												568,955							624,247					592,162				478,908			777,778				692,818			825,698			932,457			1,009,838			1,466,915
Diamond Hill Small-Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						10,000												11,592							12,321					12,454				10,404			16,463				14,788			16,281			17,142			18,547			21,230
Diamond Hill Small-Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												11,632							12,404					12,576				10,540			16,717				15,058			16,621			17,559			19,056			21,874
Diamond Hill Small-Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												582,123							621,508					630,688				529,094			840,638				757,968			837,829			886,348			963,000			1,106,872
Diamond Hill Mid Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						10,000												11,669							12,542					13,027				10,468			16,333				14,633			15,736			17,495			19,418			21,980
Diamond Hill Mid Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												11,712							12,617					13,156				10,596			16,584				14,902			16,071			17,918			19,946			22,646
Diamond Hill Mid Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												585,524							631,954					659,288				531,696			832,918				749,029			809,531			903,639			1,007,351			1,144,913
Diamond Hill Large Cap Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						10,000												12,244							13,022					14,619				13,756			19,943				17,871			19,713			22,562			24,743			25,215
Diamond Hill Large Cap Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												12,276							13,099					14,746				13,916			20,237				18,180			20,118			23,095			25,402			25,953
Diamond Hill Large Cap Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												614,575							656,420					739,701				698,574			1,017,179				915,174			1,013,766			1,164,976			1,283,027			1,312,514
Diamond Hill Select Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						10,000												12,484							14,182					14,394				13,199			22,516				19,732			23,736			28,059			30,712			35,067
Diamond Hill Select Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												12,522							14,264					14,523				13,356			22,852				20,080			24,234			28,740			31,538			36,122
Diamond Hill Select Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												626,017							714,287					727,807				670,439			1,148,468				1,010,691			1,221,044			1,449,053			1,593,014			1,823,778
Diamond Hill Long-Short Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value						10,000												11,556							11,590					12,722				11,665			15,118				14,457			15,053			17,904			19,435			19,719
Diamond Hill Long-Short Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value						10,000												11,592							11,664					12,838				11,804			15,342				14,717			15,368			18,334			19,963			20,306
Diamond Hill Long-Short Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value						500,000												579,970							584,352					643,710				592,523			771,157				740,752			774,277			924,392			1,007,737			1,026,287
Diamond Hill International Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value				$ 10,000									$ 11,623										$ 12,884					$ 13,162				$ 11,989				$ 17,459				$ 14,278			$ 16,732			$ 18,449			$ 20,855			$ 25,638
Diamond Hill International Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value				10,000									11,639										12,940					13,258				12,107				17,680				14,504			17,050			18,848			21,382			26,360
Diamond Hill International Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value				500,000									582,319										648,161					664,907				607,976				888,701				729,770			858,614			950,495			1,079,744			1,332,645
Diamond Hill Short Duration Securitized Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value					$ 10,000														$ 10,343							$ 10,650			$ 11,150				$ 10,985					$ 11,879				$ 11,498			$ 11,792			$ 12,991			$ 14,073			$ 14,718
Diamond Hill Short Duration Securitized Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value					10,000														10,371							10,710			11,248				11,111					12,053				11,704			12,035			13,312			14,457			15,146
Diamond Hill Short Duration Securitized Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value					500,000														519,521							536,986			564,414				558,203					605,552				589,220			606,627			671,668			730,346			766,764
Diamond Hill Securitized Total Return Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value	$ 10,000						$ 10,383				$ 10,486			$ 10,503		$ 10,566
Diamond Hill Securitized Total Return Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value	10,000						10,392				10,503			10,529		10,602
Diamond Hill Securitized Total Return Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value	500,000						519,199				525,418			526,869		530,658
Diamond Hill Core Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value					10,000														10,033							10,061			10,873				11,743					11,770				10,713			10,611			11,059			11,788			12,222
Diamond Hill Core Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value					10,000														10,071							10,120			10,969				11,881					11,944				10,896			10,826			11,312			12,090			12,570
Diamond Hill Core Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value					500,000														503,883							507,166			549,742				596,642					599,934				547,979			545,190			570,977			610,891			635,943
Diamond Hill Core Plus Bond Fund | Investor Class
Account Value [Line Items]
Line Graph and Table Measure Name										Investor
Accumulated Value		$ 10,000						$ 9,931				$ 10,219			$ 10,350		$ 10,592			$ 10,702		$ 10,713		$ 10,828
Diamond Hill Core Plus Bond Fund | Class I
Account Value [Line Items]
Line Graph and Table Measure Name										Class I
Accumulated Value		10,000						9,938				10,234			10,366		10,618			10,736		10,745		10,870
Diamond Hill Core Plus Bond Fund | Class Y
Account Value [Line Items]
Line Graph and Table Measure Name										Class Y
Accumulated Value		500,000						496,929				511,917			519,131		531,859			537,924		538,574		545,021
Diamond Hill Large Cap Concentrated ETF Shares
Account Value [Line Items]
Line Graph and Table Measure Name										Diamond Hill Large Cap Concentrated ETF
Accumulated Value			$ 10,000						$ 10,990												$ 9,713						$ 11,178				$ 13,414				$ 15,317				$ 15,194
Diamond Hill Small Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Small Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Small Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Small-Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill Mid Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Mid Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Mid Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill Large Cap Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Large Cap Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Large Cap Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill Select Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Select Fund | Class I Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Select Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill Long-Short Fund | Investor Class | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Long-Short Fund | Class I | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						10,000												11,850							13,602					14,824				15,792			22,766				19,610			23,326			28,721			33,114			40,671
Diamond Hill Long-Short Fund | Class Y | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value						500,000												592,525							680,106					741,197				789,594			1,138,313				980,479			1,166,316			1,436,028			1,655,680			2,033,565
Diamond Hill International Fund | Investor Class | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex USA Index
Accumulated Value				10,000									11,409										12,240					12,398				11,802				16,018				12,907			14,549			16,240			19,118			24,405
Diamond Hill International Fund | Class I | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex USA Index
Accumulated Value				10,000									11,409										12,240					12,398				11,802				16,018				12,907			14,549			16,240			19,118			24,405
Diamond Hill International Fund | Class Y | MSCI ACWI ex USA Index
Account Value [Line Items]
Line Graph and Table Measure Name										MSCI ACWI ex USA Index
Accumulated Value				$ 500,000									$ 570,472										$ 611,993					$ 619,879				$ 590,108				$ 800,889				$ 645,364			$ 727,427			$ 811,978			$ 955,886			$ 1,220,261
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					10,000														9,899							9,860			10,636				11,565					11,527				10,340			10,243			10,513			11,152			11,574
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					10,000														9,899							9,860			10,636				11,565					11,527				10,340			10,243			10,513			11,152			11,574
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					500,000														494,958							492,992			531,786				578,263					576,335				517,018			512,170			525,645			557,583			578,721
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	10,000						10,203				10,315			10,310		10,379
Diamond Hill Securitized Total Return Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	10,000						10,203				10,315			10,310		10,379
Diamond Hill Securitized Total Return Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value	500,000						510,151				515,764			515,522		518,956
Diamond Hill Core Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					10,000														9,899							9,860			10,636				11,565					11,527				10,340			10,243			10,513			11,152			11,574
Diamond Hill Core Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					10,000														9,899							9,860			10,636				11,565					11,527				10,340			10,243			10,513			11,152			11,574
Diamond Hill Core Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value					500,000														494,958							492,992			531,786				578,263					576,335				517,018			512,170			525,645			557,583			578,721
Diamond Hill Core Plus Bond Fund | Investor Class | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value		10,000						9,806				10,078			10,200		10,407			10,521		10,516		10,587
Diamond Hill Core Plus Bond Fund | Class I | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value		10,000						9,806				10,078			10,200		10,407			10,521		10,516		10,587
Diamond Hill Core Plus Bond Fund | Class Y | Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Aggregate Bond Index
Accumulated Value		$ 500,000						$ 490,276				$ 503,911			$ 509,991		$ 520,345			$ 526,070		$ 525,824		$ 529,326
Diamond Hill Large Cap Concentrated ETF Shares | Russell 3000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 3000 Index
Accumulated Value			10,000						11,212												9,657						11,488				14,144				16,308				20,030
Diamond Hill Small Cap Fund | Investor Class | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value						10,000												12,460							14,649					14,164				13,226			21,429				16,029			18,002			19,812			21,334			30,034
Diamond Hill Small Cap Fund | Class I | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value						10,000												12,460							14,649					14,164				13,226			21,429				16,029			18,002			19,812			21,334			30,034
Diamond Hill Small Cap Fund | Class Y | Russell 2000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2000 Index
Accumulated Value						500,000												623,004							732,440					708,201				661,282			1,071,446				801,468			900,103			990,618			1,066,710			1,501,703
Diamond Hill Small-Mid Cap Fund | Investor Class | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Accumulated Value						10,000												11,984							13,931					14,177				13,511			21,319				16,843			19,130			21,132			23,226			31,755
Diamond Hill Small-Mid Cap Fund | Class I | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Accumulated Value						10,000												11,984							13,931					14,177				13,511			21,319				16,843			19,130			21,132			23,226			31,755
Diamond Hill Small-Mid Cap Fund | Class Y | Russell 2500 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 2500 Index
Accumulated Value						500,000												599,206							696,534					708,846				675,544			1,065,949				842,128			956,492			1,056,624			1,161,296			1,587,750
Diamond Hill Mid Cap Fund | Investor Class | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Accumulated Value						10,000												11,648							13,084					14,108				13,792			20,660				17,087			19,637			22,165			25,536			31,060
Diamond Hill Mid Cap Fund | Class I | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Accumulated Value						10,000												11,648							13,084					14,108				13,792			20,660				17,087			19,637			22,165			25,536			31,060
Diamond Hill Mid Cap Fund | Class Y | Russell Midcap Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell Midcap Index
Accumulated Value						500,000												582,420							654,207					705,401				689,601			1,033,013				854,341			981,847			1,108,265			1,276,781			1,552,999
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Accumulated Value						10,000												11,553							12,335					13,379				12,197			17,525				16,330			18,214			20,592			23,414			29,763
Diamond Hill Large Cap Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						10,000												11,803							13,519					14,873				15,986			22,871				19,890			23,741			29,410			34,017			41,509
Diamond Hill Large Cap Fund | Class I | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Accumulated Value						10,000												11,553							12,335					13,379				12,197			17,525				16,330			18,214			20,592			23,414			29,763
Diamond Hill Large Cap Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						10,000												11,803							13,519					14,873				15,986			22,871				19,890			23,741			29,410			34,017			41,509
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Accumulated Value						500,000												577,651							616,760					668,952				609,840			876,240				816,485			910,705			1,029,613			1,170,691			1,488,169
Diamond Hill Large Cap Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						500,000												590,148							675,938					743,662				799,293			1,143,569				994,503			1,187,074			1,470,516			1,700,865			2,075,459
Diamond Hill Long-Short Fund | Investor Class | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						10,000												11,803							13,519					14,873				15,986			22,871				19,890			23,741			29,410			34,017			41,509
Diamond Hill Long-Short Fund | Investor Class | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						10,000												11,075							12,090					12,976				13,720			17,077				15,775			17,888			20,835			23,207			26,611
Diamond Hill Long-Short Fund | Class I | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						10,000												11,803							13,519					14,873				15,986			22,871				19,890			23,741			29,410			34,017			41,509
Diamond Hill Long-Short Fund | Class I | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						10,000												11,075							12,090					12,976				13,720			17,077				15,775			17,888			20,835			23,207			26,611
Diamond Hill Long-Short Fund | Class Y | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value						500,000												590,148							675,938					743,662				799,293			1,143,569				994,503			1,187,074			1,470,516			1,700,865			2,075,459
Diamond Hill Long-Short Fund | Class Y | 60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Account Value [Line Items]
Line Graph and Table Measure Name										60% Russell 1000/40% Bloomberg US T-Bills 1-3 Month Index
Accumulated Value						$ 500,000												$ 553,734							$ 604,525					$ 648,796				$ 686,012			$ 853,850				$ 788,749			$ 894,385			$ 1,041,751			$ 1,160,334			$ 1,330,543
Diamond Hill Short Duration Securitized Bond Fund | Investor Class | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					10,000														10,026							10,047			10,476				10,916					10,964				10,573			10,629			11,146			11,808			12,180
Diamond Hill Short Duration Securitized Bond Fund | Class I | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					10,000														10,026							10,047			10,476				10,916					10,964				10,573			10,629			11,146			11,808			12,180
Diamond Hill Short Duration Securitized Bond Fund | Class Y | Bloomberg 1-3 Year US Government/Credit Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg 1-3 Year US Government/Credit Index
Accumulated Value					$ 500,000														$ 501,314							$ 502,349			$ 523,783				$ 545,800					$ 548,214				$ 528,674			$ 531,451			$ 557,312			$ 590,410			$ 608,977
Diamond Hill Securitized Total Return Fund | Investor Class | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	10,000						10,238				10,410			10,451		10,512
Diamond Hill Securitized Total Return Fund | Class I | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	10,000						10,238				10,410			10,451		10,512
Diamond Hill Securitized Total Return Fund | Class Y | Bloomber US Securitized: MBS, ABS and CMBS Index
Account Value [Line Items]
Line Graph and Table Measure Name										Bloomberg US Securitized: MBS, ABS and CMBS Index
Accumulated Value	$ 500,000						$ 511,896				$ 520,493			$ 522,573		$ 525,586
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Value Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Value Index
Accumulated Value			10,000						11,140												10,380						11,578				13,090				14,883				18,920
Diamond Hill Large Cap Concentrated ETF Shares | Russell 1000 Index
Account Value [Line Items]
Line Graph and Table Measure Name										Russell 1000 Index
Accumulated Value			$ 10,000						$ 11,264												$ 9,796						$ 11,693				$ 14,485				$ 16,754				$ 20,444